LICENSING AGREEMENTS (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Apr. 30, 2020	Jan. 31, 2021	Dec. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	May 31, 2021	Apr. 26, 2021
Revenue				$ 250,000			$ 3,240,000	$ 253,000	$ 253,000	$ 20,884,000
Global BioPharma, Inc [Member] | License and Service [Member]
Revenue							$ 300,000	$ 300,000
Development, License and Supply Agreement [Member] | OS Therapies [Member]
Revenue	$ 25,000					$ 25,000
Funding milestone payment	$ 2,337,500					$ 2,337,500
Milestone set forth in the License Agreement [Member] | OS Therapies LLC [Member]
Revenue		$ 1,615,000	$ 1,615,000
Milestone achievement, description		the Company received an aggregate of $1,615,000 from OS Therapies upon achievement of the funding milestone set forth in the license agreement	the Company received an aggregate of $1,615,000 from OS Therapies upon achievement of the funding milestone set forth in the license agreement
Second Mile Stone License Agreement [Member] | OS Therapies [Member]
Due from affiliate											$ 1,375,000	$ 1,375,000